General (Detail Textuals) - American Depositary Share ("ADS") [Member] - At The Market Offering Agreement With Cantor Fitzgerald & Co. [Member]	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares shares
Restructuring Cost and Reserve [Line Items]
Aggregate offering price	$ 2,863,664
Shares issued under agreement | shares	1,954,455
Average price of shares issued | $ / shares	$ 0.95
Gross proceeds from sale under agreement	$ 1,674,000